Net Defined Benefit Liabilities - Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss) (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ (68,550)		₩ (9,438)	₩ (6,308)
Actuarial gains and losses	399,633		(55,703)	(11,676)
Income tax effect	(91,150)		18,638	4,949
Effect of exchange differences	(231)		993	(399)
Remeasurements after income tax expense	₩ 239,702	$ 190,213	₩ (45,510)	₩ (13,434)